UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-2591
                                   ------------


                          AXP MONEY MARKET SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     7/31
                         --------------
Date of reporting period:    1/31
                         --------------

AXP(R)
  Cash
    Management
        Fund

                                                               Semiannual Report
                                                            for the Period Ended
                                                                   Jan. 31, 2005

AXP Cash Management Fund
seeks to provide shareholders
with maximum current income
consistent with liquidity
and stability of principal.

(logo)                                                                   (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)

Table of Contents

Fund Snapshot                              3

Performance Summary                        4

Questions & Answers
   with Portfolio Management               5

Investments in Securities                  7

Financial Statements                      11

Notes to Financial Statements             14

Fund Expenses Example                     21

Proxy Voting                              23

CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company, the parent company of the Fund's investment manager, American Express Financial Corporation (AEFC), announced plans to pursue a spin-off of 100% of the common stock of AEFC to shareholders of American Express Company. The transaction, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company. Upon completion of the transaction AEFC will be a publicly traded company separate from American Express Company. The current agreements between the Fund and AEFC and its affiliates will remain in place. No changes in operations or personnel, including the portfolio manager or managers of the Fund, are anticipated.

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2 -- AXP CASH MANAGEMENT FUND -- 2005 SEMIANNUAL REPORT

Fund Snapshot
        AT JAN. 31, 2005

PORTFOLIO MANAGER

Portfolio manager                         Since       Years in industry
Jamie Jackson, CFA*                       7/04               16

* The Fund is managed by a team of portfolio managers led by Jamie Jackson.

FUND OBJECTIVE

For investors seeking maximum current income consistent with liquidity and conservation of capital.

Inception dates by class
A: 10/6/75    B: 3/20/95   C: 6/26/00   I: 3/4/04    Y: 3/20/95

Ticker symbols by class
A: IDSXX      B: ACBXX     C: --        I: --        Y: IDYXX

Total net assets                                         $3.818 billion

Number of holdings                                                  148

Weighted average maturity                                       37 days

STYLE MATRIX

          DURATION
SHORT      INT.     LONG
  X                      HIGH
                         MEDIUM  QUALITY
                         LOW

Shading within the style matrix indicates areas in which the Fund generally invests.

SECTOR COMPOSITION

Percentage of portfolio assets

(pie chart)
Commercial paper 93.2%
Certificates of deposit 6.8%

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Fund holdings are subject to change.

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3 -- AXP CASH MANAGEMENT FUND -- 2005 SEMIANNUAL REPORT

Performance Summary

(bar chart)

                             PERFORMANCE COMPARISON
                  For the six-month period ended Jan. 31, 2005

                                     +0.55%

+0.55%  =   AXP Cash Management Fund Class A

The performance information shown represents past performance and is not a guarantee of future results. The performance of other classes may vary from that shown because of differences in expenses. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (800) 862-7919 or visiting www.americanexpress.com/funds.

The Fund is neither insured nor guaranteed by the FDIC (Federal Deposit Insurance Corporation) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. The seven-day current yield more closely reflects the current earnings of the Fund than the total return.

AVERAGE ANNUAL TOTAL RETURNS
                        Class A         Class B             Class C          Class I      Class Y
(Inception dates)      (10/6/75)       (3/20/95)           (6/26/00)        (3/4/04)     (3/20/95)
                                             After                 After
                        NAV(1)    NAV(2)    CDSC(3)    NAV(2)     CDSC(4)    NAV(5)       NAV(1)
at Jan. 31, 2005
6 months *              +0.55%    +0.23%    -3.77%     +0.23%     -0.77%     +0.75%       +0.62%
1 year                  +0.73%    +0.26%    -3.74%     +0.26%     +0.26%       N/A        +0.86%
3 years                 +0.78%    +0.26%    -0.75%     +0.26%     +0.26%       N/A        +0.87%
5 years                 +2.35%    +1.72%    +1.54%       N/A        N/A        N/A        +2.41%
10 years                +3.74%      N/A       N/A        N/A        N/A        N/A          N/A
Since inception         +6.31%    +3.04%    +3.04%     +1.49%     +1.49%     +1.05%*      +3.77%

at Dec. 31, 2004
6 months *              +0.45%    +0.15%    -4.85%     +0.15%     -0.85%     +0.64%       +0.51%
1 year                  +0.62%    +0.18%    -3.82%     +0.18%     +0.18%       N/A        +0.75%
3 years                 +0.78%    +0.25%    -0.75%     +0.25%     +0.25%       N/A        +0.86%
5 years                 +2.41%    +1.79%    +1.60%       N/A        N/A        N/A        +2.47%
10 years                +3.76%      N/A       N/A        N/A        N/A        N/A          N/A
Since inception         +6.32%    +3.06%    +3.06%     +1.50%     +1.50%     +0.88%*      +3.79%

* Not annualized.

(1) Sales charge is not applicable to these shares. Class Y shares available to institutional investors only.

(2)  Excluding sales charge.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to eligible investors only, currently limited to AXP Portfolio Builder Series funds, six affiliated funds-of-funds.

--------------------------------------------------------------------------------
4 -- AXP CASH MANAGEMENT FUND -- 2005 SEMIANNUAL REPORT

Questions & Answers
                WITH PORTFOLIO MANAGEMENT

Below, Portfolio Manager Jamie Jackson discusses the Fund's results and positioning for the first half of the Fund's current fiscal year.

Q. How did AXP Cash Management Fund perform for the six months ended Jan. 31, 2005?

A. AXP Cash Management Fund's Class A shares returned 0.55% for the period. The Fund's seven-day simple yield was 1.83% at Jan. 31, 2005. The Fund's seven-day compound yield was 1.85% at Jan. 31, 2005. The Fund serves as a conservative, shorter term investment choice for individuals seeking current income.

Q.  What factors significantly affected the Fund's performance?

A. At the beginning of 2004, we expected the Federal Reserve Board (the Fed) to raise rates more aggressively than what was priced into the market. Hence, we kept the duration for the Fund fairly short. The Fed funds rate at the beginning of the Fund's fiscal year (Aug. 1, 2004) was 1.25%, and ended the reporting period at 2.25%. In early February, the Fed again raised its rate target by 0.25% to 2.50%.

    Solid economic data has continued to set the stage for future economic growth. One factor in 2004 that kept fixed-income markets from reacting more negatively to events was that the Fed has been more predictable than in past tightening cycles. More Fed tightening continues to be priced into the market, and we believe this trend will continue. Therefore, we are positioning the Fund to take advantage of this trend by keeping our weighted average maturity in the 35 to 40 day range. (Weighted average maturity measures the amount of time remaining before the expected average principal repayment.) As of Jan. 31, 2005, the Fund's weighted average maturity was 37 days.

Q.  What changes did you make to the Fund during the period?

A. We have increased our allocation to floating-rate securities which should react positively to the anticipated rate increases.

    As always, we attempt to maximize the Fund's yield without taking unnecessary risks. Right now, the front-end of the curve continues to be steep. We still like variable rate products because we are able to take advantage of the change in interest rates vs. fixed products. We continue to invest in high quality securities.

Q.  How do you plan to manage the Fund in the coming months?

A. We expect the Fed to continue removing monetary accommodation at a measured pace. As a result, money market yields should continue to increase, and we will maintain positions that should benefit the Fund in this environment.

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5 -- AXP CASH MANAGEMENT FUND -- 2005 SEMIANNUAL REPORT

Questions & Answers

(begin callout quote)> One factor in 2004 that kept fixed-income markets from reacting more negatively to events was that the Fed has been more predictable than in past tightening cycles. (end callout quote)

                                               CHANGES IN THE FEDERAL FUNDS RATE
                                                 December 2000 to February 2005

  6.50%  5.00%  3.75% 3.00% 1.75%  1.75% 1.75% 1.75% 1.25%  1.25% 1.00%  1.00% 1.00%  1.00%  1.25%  1.75%  2.25%  2.25%  2.50%
  12/00  3/01   6/01  9/01  12/01  3/02  6/02  9/02  12/02  3/03  6/03   9/03  12/03  3/04   6/04   9/04   12/04  1/05   2/05

Source: Federal Reserve Board

During the fiscal period, the Fed raised its short-term interest rate target four times from 1.25% to 2.25% and another 0.25% in early February. Still, overnight lending rates between banks are lower than they were five years ago.

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6 -- AXP CASH MANAGEMENT FUND -- 2005 SEMIANNUAL REPORT

Investments in Securities

AXP Cash Management Fund

Jan. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Certificates of deposit (6.7%)
Issuer                 Effective              Principal               Value(a)
                         yield                 amount
AmSouth Bank
   05-06-05               2.30%           $33,000,000(c)           $32,998,277
Canadian Imperial Bank of Commerce Yankee
   05-31-05               2.52             42,000,000(c)            41,996,277
Citibank
   02-08-05               2.19             26,900,000               26,900,000
SLM
   02-20-06               2.50             42,500,000(c)            42,500,000
Toronto Dominion Bank NY
   02-24-05               2.26             31,600,000               31,600,000
   02-25-05               2.29             25,000,000               25,000,000
   02-28-05               2.38             29,900,000               29,900,000
   03-14-05               2.39             26,600,000               26,600,000

Total certificates of deposit
(Cost: $257,494,554)                                              $257,494,554

Commercial paper (92.9%)
Issuer                 Effective              Principal               Value(a)
                         yield                 amount

Asset-backed (50.89%)
Alpine Securitization
   02-01-05               2.52%           $25,000,000              $25,000,000
   04-22-05               2.61             25,700,000               25,550,083
Amstel Funding
   02-22-05               2.13             20,800,000               20,772,943
   02-28-05               2.31             17,800,000               17,768,094
   03-29-05               2.45             25,000,000               24,903,556
   04-11-05               2.52             23,400,000               23,286,081
Amsterdam Funding
   02-15-05               2.19             25,600,000               25,576,704
   03-11-05               2.35             29,800,000               29,724,192
   03-14-05               2.36             17,800,000               17,751,144
   03-15-05               2.37             22,100,000               22,037,604
Barton Capital
   02-16-05               2.09             31,200,000               31,171,010
Beta Finance
   04-25-05               2.59             45,500,000               45,226,204
   04-29-05               2.65             12,500,000               12,419,646
CAFCO LLC
   02-02-05               1.07             27,400,000               27,398,379
   02-04-05               1.60             25,200,000               25,195,527
   03-03-05               2.34             23,000,000               22,953,808
   04-20-05               2.58             12,300,000               12,230,710
CC (USA)/Centari
   02-10-05               2.00             15,000,000               14,991,675
   02-16-05               2.11              8,000,000                7,992,500
   02-22-05               2.18             18,900,000               18,874,903
   04-15-05               2.55             25,000,000               24,869,715
   04-20-05               2.59             19,000,000               18,892,555
CHARTA LLC
   02-07-05               1.85             30,000,000               29,989,200
   02-09-05               2.09             11,000,000               10,994,256
   03-07-05               2.37             31,000,000               30,928,709
   04-19-05               2.59             24,000,000               23,866,020
   04-25-05               2.63             10,000,000                9,938,903
CRC Funding LLC
   03-04-05               2.34             26,400,000               26,345,213
   03-09-05               2.35             16,200,000               16,160,958
   04-12-05               2.60             20,100,000               19,997,602
CXC LLC
   02-09-05               1.96             19,000,000               18,990,711
   02-17-05               2.11             23,000,000               22,977,102
CXC LLP
   03-09-05               2.36             33,200,000               33,119,656
   03-17-05               2.38             20,500,000               20,439,115
Delaware Funding
   02-01-05               2.28             25,031,000               25,031,000
Dorado Finance
   02-16-05               2.17             19,100,000               19,081,616
   03-29-05               2.51             27,000,000               26,893,320
   04-04-05               2.46             22,500,000               22,403,513
   04-08-05               2.52             24,400,000               24,285,930
Edison Asset Securitization
   02-11-05               2.13             30,000,000               29,980,500
   02-15-05               2.08             20,000,000               19,982,656
   02-22-05               2.16             20,000,000               19,973,633
   04-13-05               2.52             11,200,000               11,143,894

See accompanying notes to investments in securities.

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7 -- AXP CASH MANAGEMENT FUND -- 2005 SEMIANNUAL REPORT

Issuer                 Effective              Principal               Value(a)
                         yield                 amount

Asset-backed (cont.)
Fairway Finance
   02-04-05               1.76%           $17,400,000              $17,396,607
   04-14-05               2.54             25,000,000               24,872,000
FCAR Owner Trust I
   02-18-05               2.12             18,000,000               17,980,960
   03-04-05               2.29             30,000,000               29,939,033
   04-15-05               2.57             22,500,000               22,381,831
Galaxy Funding
   02-09-05               1.98             21,500,000               21,489,346
   04-12-05               2.54             46,700,000               46,466,938
   04-27-05               2.65              7,500,000                7,452,896
Grampian Funding LLC
   03-10-05               2.33             30,000,000               29,926,308
   04-11-05               2.51             23,000,000               22,888,469
   04-18-05               2.58             18,000,000               17,901,200
   04-26-05               2.61             26,000,000               25,841,053
Greyhawk Funding LLC
   02-10-05               1.99             13,900,000               13,892,320
   03-23-05               2.41             22,800,000               22,722,417
   04-13-05               2.54             15,500,000               15,421,742
   04-21-05               2.60             35,700,000               35,494,745
Harrier Finance Funding (US) LLC
   03-28-05               2.44             13,000,000               12,950,744
   04-21-05               2.61              7,500,000                7,456,715
   04-22-05               2.62             13,746,000               13,665,357
   04-25-05               2.62             15,000,000               14,908,700
   04-27-05               2.64             18,000,000               17,887,375
Jupiter Securitization
   02-11-05               2.03              9,400,000                9,394,177
   04-05-05               2.47             31,000,000               30,864,375
K2 (USA) LLC
   02-03-05               1.41             28,500,000               28,496,643
   02-07-05               1.83             17,000,000               16,993,937
   04-12-05               2.52             17,700,000               17,612,582
Old Line Funding
   03-21-05               2.41             25,049,000               24,967,173
Ranger Funding LLC
   03-22-05               2.40             23,800,000               23,720,796
Scaldis Capital LLC
   02-14-05               2.07             26,500,000               26,478,660
   02-18-05               2.15             31,000,000               30,966,770
   03-31-05               2.44             18,000,000               17,928,370
   04-25-05               2.60             17,600,000               17,493,686
Sheffield Receivables
   03-02-05               2.29             52,400,000               52,300,104
   03-23-05               2.43             29,000,000               28,900,514
Sigma Finance
   03-31-05               2.45             12,500,000               12,450,056
   06-10-05               2.41             85,000,000(c)            85,024,283
Variable Funding Capital
   02-01-05               2.27             30,000,000               30,000,000
White Pine Finance LLC
   02-01-05               2.11             20,000,000               20,000,000
   03-04-05               2.33              7,061,000                7,046,407
   03-08-05               2.34              6,064,000                6,049,851
   02-10-06               2.38             32,000,000(c)            31,993,442
Windmill Funding
   03-16-05               2.37             23,500,000               23,432,072
Total                                                            1,938,161,194

Banks and savings & loans (30.0%)
Abbey National North America LLC
   02-01-05               2.28             22,100,000               22,100,000
Bank of America
   02-17-05               2.12             12,500,000               12,487,500
   02-18-05               2.14             29,200,000               29,168,837
   03-22-05               2.39             24,200,000               24,119,959
   04-18-05               2.57             25,000,000               24,863,306
Barclays U.S. Funding
   02-11-05               2.02             23,600,000               23,585,447
   03-21-05               2.40             27,200,000               27,111,509
   04-05-05               2.49             27,600,000               27,478,526
BNP Paribas
   03-28-05               2.44             15,300,000               15,242,147
Danske
   04-07-05               2.47             35,000,000               34,842,014
DEPFA Bank
   02-24-05               2.21             25,100,000               25,063,037
   03-07-05               2.31             27,000,000               26,939,565
   12-15-05               2.47             50,000,000(b,c)          50,000,000
Deutsche Bank Financial LLC
   02-01-05               2.28             37,000,000               37,000,000
Dexia Delaware LLC
   03-03-05               2.29             29,800,000               29,741,393
   03-08-05               2.36             31,500,000               31,425,888
HBOS Treasury Services
   02-14-05               2.08             27,600,000               27,577,675
   03-01-05               2.26             21,300,000               21,261,234
   03-08-05               2.33             11,100,000               11,074,208
   04-19-05               2.58             22,900,000               22,772,651
Natl Australia Funding
   02-01-05               2.27             34,300,000               34,300,000

See accompanying notes to investments in securities.

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8 -- AXP CASH MANAGEMENT FUND -- 2005 SEMIANNUAL REPORT

Issuer                 Effective              Principal               Value(a)
                         yield                 amount

Banks and savings & loans (cont.)
Northern Rock
   02-17-05               2.13%           $20,000,000              $19,979,911
   03-01-05               2.28             25,000,000               24,954,208
   01-09-06               2.49             59,300,000(c)            59,299,999
   02-03-06               2.45             15,000,000(c)            15,000,000
NRW Bank
   03-01-05               2.26             47,400,000               47,313,732
   03-10-05               2.34             30,300,000               30,225,416
   04-05-05               2.48             26,000,000               25,885,795
   04-06-05               2.49             25,800,000               25,684,416
Rabobank USA Financial
   02-01-05               2.50             15,700,000               15,700,000
Scotiabanc
   03-31-05               2.44             26,100,000               25,996,137
Skandinaviska Enskilda Banken
   02-01-05               2.25             27,400,000               27,400,000
   02-02-05               1.14             18,600,000               18,598,822
   02-08-05               2.01             31,200,000               31,186,047
   04-14-05               2.56             25,000,000               24,871,000
   01-17-06               2.47             20,000,000(c)            20,000,000
Spintab
   02-25-05               2.23             40,000,000               39,938,133
   02-28-05               2.25             33,700,000               33,641,019
Swedbank
   02-11-05               2.09             30,000,000               29,980,833
Westpac Banking
   01-11-06               2.45             59,300,000(c)            59,299,999
Westpac Capital
   02-03-05               1.42             14,000,000               13,998,343
Total                                                            1,147,108,706

Broker dealers (8.2%)
Bear Stearns Companies
   02-10-05               2.08             26,000,000               25,984,985
   03-21-05               2.41             30,000,000               29,902,000
   04-13-05               2.52             25,000,000               24,874,764
   02-28-06               2.57             30,000,000(c)            30,000,000
Goldman Sachs Group
   02-01-05               2.28             34,700,000               34,700,000
   02-15-06               2.47             25,000,000(c)            25,000,000
Lehman Brothers Holdings
   05-16-05               2.47             42,500,000(c)            42,500,000
   02-22-06               2.59             42,000,000(c)            42,000,000
Merrill Lynch & Co
   02-23-05               2.32             60,000,000(c)            60,000,000
Total                                                              314,961,749

Financial services (2.3%)
American Honda Finance
   05-06-05               2.16             55,000,000(b,c)          55,000,001
General Electric Capital
   02-15-05               2.11             13,900,000               13,887,783
Household Intl Finance
   04-28-05               2.64             19,600,000               19,475,921
Total                                                               88,363,705

Insurance (0.9%)
Irish Life & Permanent
   02-22-06               2.50             35,000,000(c)            34,995,033

Multi-industry (0.7%)
General Electric
   04-01-05               2.53             25,000,000               24,895,111

Total commercial paper
(Cost: $3,548,485,498)                                          $3,548,485,498

Total investments in securities
(Cost: $3,805,980,052)(d)                                       $3,805,980,052

See accompanying notes to investments in securities.

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9 -- AXP CASH MANAGEMENT FUND -- 2005 SEMIANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2005, the value of these securities amounted to $105,000,001 or 2.7% of net assets.

(c) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2005.

(d) Also represents the cost of securities for federal income tax purposes at Jan. 31, 2005.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
10 -- AXP CASH MANAGEMENT FUND -- 2005 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Cash Management Fund

Jan. 31, 2005 (Unaudited)
Assets
Investments in securities, at value (Note 1)
     (identified cost $3,805,980,052)                                                                        $3,805,980,052
Cash in bank on demand deposit                                                                                   10,309,591
Capital shares receivable                                                                                         1,701,121
Accrued interest receivable                                                                                       2,407,032
                                                                                                                  ---------
Total assets                                                                                                  3,820,397,796
                                                                                                              -------------
Liabilities
Dividends payable to shareholders                                                                                   754,529
Capital shares payable                                                                                              345,993
Accrued investment management services fee                                                                          100,686
Accrued distribution fee                                                                                             36,146
Accrued transfer agency fee                                                                                          74,770
Accrued administrative services fee                                                                                   7,680
Other accrued expenses                                                                                              833,451
                                                                                                                    -------
Total liabilities                                                                                                 2,153,255
                                                                                                                  ---------
Net assets applicable to outstanding capital stock                                                           $3,818,244,541
                                                                                                             ==============
Represented by
Capital stock -- $.01 par value (Note 1)                                                                     $   38,178,200
Additional paid-in capital                                                                                    3,779,573,774
Undistributed net investment income                                                                                 492,000
Accumulated net realized gain (loss)                                                                                    567
                                                                                                                        ---
Total -- representing net assets applicable to outstanding capital stock                                     $3,818,244,541
                                                                                                             ==============
Net assets applicable to outstanding shares:               Class A                                           $3,267,754,100
                                                           Class B                                           $  147,031,367
                                                           Class C                                           $    2,393,209
                                                           Class I                                           $    8,583,665
                                                           Class Y                                           $  392,482,200
Net asset value per share of outstanding capital stock:    Class A shares              3,267,128,477         $         1.00
                                                           Class B shares                147,196,019         $         1.00
                                                           Class C shares                  2,393,126         $         1.00
                                                           Class I shares                  8,582,745         $         1.00
                                                           Class Y shares                392,519,659         $         1.00
                                                                                         -----------         --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
11 -- AXP CASH MANAGEMENT FUND -- 2005 SEMIANNUAL REPORT

Statement of operations
AXP Cash Management Fund

Six months ended Jan. 31, 2005 (Unaudited)
Investment income
Income:
Interest                                                                                                        $38,499,103
                                                                                                                -----------
Expenses (Note 2):
Investment management services fee                                                                                6,509,982
Distribution fee
     Class A                                                                                                      1,755,570
     Class B                                                                                                        633,033
     Class C                                                                                                         11,140
Transfer agency fee                                                                                               5,341,152
Incremental transfer agency fee
     Class A                                                                                                        478,391
     Class B                                                                                                         23,212
     Class C                                                                                                            425
Administrative services fees and expenses                                                                           548,654
Compensation of board members                                                                                        13,102
Custodian fees                                                                                                      298,240
Printing and postage                                                                                                295,115
Registration fees                                                                                                   314,340
Audit fees                                                                                                           18,250
Other                                                                                                                63,025
                                                                                                                     ------
Total expenses                                                                                                   16,303,631
     Expenses waived/reimbursed by AEFC (Note 2)                                                                    (17,330)
                                                                                                                    -------
                                                                                                                 16,286,301
     Earnings credits on cash balances (Note 2)                                                                    (166,747)
                                                                                                                   --------
Total net expenses                                                                                               16,119,554
                                                                                                                 ----------
Investment income (loss) -- net                                                                                  22,379,549
                                                                                                                 ----------
Net increase (decrease) in net assets resulting from operations                                                 $22,379,549
                                                                                                                ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12 -- AXP CASH MANAGEMENT FUND -- 2005 SEMIANNUAL REPORT

Statements of changes in net assets
AXP Cash Management Fund
                                                                                     Jan. 31, 2005              July 31, 2004
                                                                                   Six months ended              Year ended
                                                                                      (Unaudited)
Operations and distributions
Investment income (loss) -- net                                                   $    22,379,549           $    15,421,079
Net realized gain (loss) on investments                                                        --                       568
                                                                                       ----------                ----------
Net increase (decrease) in net assets resulting from operations                        22,379,549                15,421,647
                                                                                       ----------                ----------
Distributions to shareholders from:
     Net investment income
        Class A                                                                       (18,895,069)              (14,160,516)
        Class B                                                                          (367,429)                 (125,090)
        Class C                                                                            (6,275)                   (1,867)
        Class I                                                                           (48,611)                   (6,853)
        Class Y                                                                        (2,570,165)               (1,129,354)
                                                                                       ----------                ----------
Total distributions                                                                   (21,887,549)              (15,423,680)
                                                                                      -----------               -----------
Capital share transactions at constant $1 net asset value
Proceeds from sales
     Class A shares (Note 2)                                                        2,409,856,186             5,680,515,833
     Class B shares                                                                    92,039,963               283,348,104
     Class C shares                                                                     3,913,804                10,376,462
     Class I shares                                                                     4,688,732                 4,495,636
     Class Y shares                                                                   407,351,695               155,083,714
Reinvestment of distributions at net asset value
     Class A shares                                                                    18,086,888                14,185,892
     Class B shares                                                                       342,291                   124,964
     Class C shares                                                                         5,749                     1,819
     Class I shares                                                                        46,543                     6,715
     Class Y shares                                                                     2,478,445                 1,129,058
Payments for redemptions
     Class A shares                                                                (2,840,651,590)           (6,663,553,410)
     Class B shares (Note 2)                                                         (125,031,193)             (382,008,022)
     Class C shares (Note 2)                                                           (4,990,009)              (11,347,919)
     Class I shares                                                                        (8,144)                 (646,737)
     Class Y shares                                                                  (226,285,815)             (209,572,966)
                                                                                     ------------              ------------
Increase (decrease) in net assets from capital share transactions                    (258,156,455)           (1,117,860,857)
                                                                                     ------------            --------------
Total increase (decrease) in net assets                                              (257,664,455)           (1,117,862,890)
Net assets at beginning of period                                                   4,075,908,996             5,193,771,886
                                                                                    -------------             -------------
Net assets at end of period                                                       $ 3,818,244,541           $ 4,075,908,996
                                                                                  ===============           ===============
Undistributed net investment income                                               $       492,000           $            --
                                                                                  ---------------           ---------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13 -- AXP CASH MANAGEMENT FUND -- 2005 SEMIANNUAL REPORT

Notes to Financial Statements

AXP Cash Management Fund

(Unaudited as to Jan. 31, 2005)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Money Market Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) (the 1940 Act) as a diversified, open-end management investment company. AXP Money Market Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in money market instruments.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares have no sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o  Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At Jan. 31, 2005, American Express Financial Corporation (AEFC) and the AXP Portfolio Builder Series funds owned 100% of Class I shares, which represents 0.22% of the Fund's net assets.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee and transfer agency fees (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

--------------------------------------------------------------------------------
14 -- AXP CASH MANAGEMENT FUND -- 2005 SEMIANNUAL REPORT

Guarantees and indemnifications

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

2. EXPENSES AND SALES CHARGES

The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.36% to 0.25% annually as the Fund's assets increase.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.03% to 0.02% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

--------------------------------------------------------------------------------
15 -- AXP CASH MANAGEMENT FUND -- 2005 SEMIANNUAL REPORT

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $22.00

o  Class B $23.00

o  Class C $22.50

o  Class Y $20.00

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

In addition, AECSC is entitled to charge an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.10% of the Fund's average daily net assets attributable to Class A shares, up to 0.85% for Class B shares and up to 0.75% for Class C shares. At Jan. 31, 2005, the Fund paid an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares.

Sales charges received by the Distributor for distributing Fund shares were $530,480 for Class B and $3,858 for Class C for the six months ended Jan. 31, 2005.

AEFC and its affiliates may limit the expenses of one or more classes for the purpose of increasing its yield. This expense limitation policy may be revised or terminated at any time without notice. At Jan. 31, 2005, AEFC and its affiliates waived certain fees and expenses to 1.41% for Class B and 1.41% for Class C. Of these waived fees and expenses, the distribution (12b-1) fees waived for Class B and Class C were $17,001, and $329, respectively.

During the six months ended Jan. 31, 2005, the Fund's custodian and transfer agency fees were reduced by $166,747 as a result of earnings credits from overnight cash balances.

--------------------------------------------------------------------------------
16 -- AXP CASH MANAGEMENT FUND -- 2005 SEMIANNUAL REPORT

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities aggregated $8,789,360,592 and $9,043,057,000, respectively, for the six months ended Jan. 31, 2005. Realized gains and losses are determined on an identified cost basis.

4. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by The Bank of New York, whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 21, 2004. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.50% or the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with Deutsche Bank. The Fund had no borrowings outstanding during the six months ended Jan. 31, 2005.

5. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended July 31,                                                2005(f)    2004      2003        2002     2001
Net asset value, beginning of period                                       $1.00      $1.00     $1.00       $1.00    $1.00
                                                                           -----      -----     -----       -----    -----
Income from investment operations:
Net investment income (loss)                                                 .01         --       .01         .02      .05
                                                                           -----      -----     -----       -----    -----
Less distributions:
Dividends from net investment income                                        (.01)        --      (.01)       (.02)    (.05)
                                                                           -----      -----     -----       -----    -----
Net asset value, end of period                                             $1.00      $1.00     $1.00       $1.00    $1.00
                                                                           -----      -----     -----       -----    -----
Ratios/supplemental data
Net assets, end of period (in millions)                                   $3,268     $3,680    $4,649      $5,766   $6,149
Ratio of expenses to average daily net assets(b)                            .78%(c)    .78%      .69%        .59%     .59%
Ratio of net investment income (loss) to average daily net assets          1.10%(c)    .35%      .78%       1.89%    5.18%
Total return(d)                                                             .55%(e)    .35%      .77%       1.93%    5.35%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Adjusted to an annual basis.

(d)  Total return does not reflect payment of a sales charge.

(e)  Not annualized.

(f)  Six months ended Jan. 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
17 -- AXP CASH MANAGEMENT FUND -- 2005 SEMIANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended July 31,                                                2005(g)          2004      2003     2002   2001
Net asset value, beginning of period                                       $1.00            $1.00     $1.00    $1.00  $1.00
                                                                           -----            -----     -----    -----  -----
Income from investment operations:
Net investment income (loss)                                                  --               --        --      .01    .05
                                                                           -----            -----     -----    -----  -----
Less distributions:
Dividends from net investment income                                          --               --        --     (.01)  (.05)
                                                                           -----            -----     -----    -----  -----
Net asset value, end of period                                             $1.00            $1.00     $1.00    $1.00  $1.00
                                                                           -----            -----     -----    -----  -----
Ratios/supplemental data
Net assets, end of period (in millions)                                     $147             $180      $278     $380   $273
Ratio of expenses to average daily net assets(b)                           1.41%(c),(d)     1.07%(d)  1.26%(d) 1.34%  1.34%
Ratio of net investment income (loss) to average daily net assets           .45%(c)          .05%      .21%    1.13%  4.37%
Total return(e)                                                             .23%(f)          .06%      .20%    1.13%  4.57%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Adjusted to an annual basis.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 1.43% for the six months ended Jan. 31, 2005 and 1.43% and 1.38% for the years ended July 31, 2004 and 2003, respectively.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Jan. 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
18 -- AXP CASH MANAGEMENT FUND -- 2005 SEMIANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended July 31,                                              2005(g)         2004         2003        2002      2001
Net asset value, beginning of period                                     $1.00           $1.00        $1.00       $1.00     $1.00
                                                                         -----           -----        -----       -----     -----
Income from investment operations:
Net investment income (loss)                                                --              --           --         .01       .05
                                                                         -----           -----        -----       -----     -----
Less distributions:
Dividends from net investment income                                        --              --           --        (.01)     (.05)
                                                                         -----           -----        -----       -----     -----
Net asset value, end of period                                           $1.00           $1.00        $1.00       $1.00     $1.00
                                                                         -----           -----        -----       -----     -----
Ratios/supplemental data
Net assets, end of period (in millions)                                     $2              $3           $4          $4        $1
Ratio of expenses to average daily net assets(b)                         1.41%(c),(d)    1.07%(d)     1.27%(d)    1.34%     1.34%
Ratio of net investment income (loss) to average daily net assets         .44%(c)         .06%         .21%        .99%     3.88%
Total return(e)                                                           .23%(f)         .06%         .20%       1.14%     4.68%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Adjusted to an annual basis.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 1.43% for the six months ended Jan. 31, 2005 and 1.43% and 1.38% for the years ended July 31, 2004 and 2003, respectively.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Jan. 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
19 -- AXP CASH MANAGEMENT FUND -- 2005 SEMIANNUAL REPORT

Class I
Per share income and capital changes(a)
Fiscal period ended July 31,                                                2005(g)    2004(b)
Net asset value, beginning of period                                       $1.00      $1.00
                                                                           -----      -----
Income from investment operations:
Net investment income (loss)                                                 .01         --
                                                                           -----      -----
Less distributions:
Dividends from net investment income                                        (.01)        --
                                                                           -----      -----
Net asset value, end of period                                             $1.00      $1.00
                                                                           -----      -----
Ratios/supplemental data
Net assets, end of period (in millions)                                       $9         $4
Ratio of expenses to average daily net assets(c)                            .38%(d)    .43%(d)
Ratio of net investment income (loss) to average daily net assets          1.59%(d)    .77%(d)
Total return(e)                                                             .75%(f)    .30%(f)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Jan. 31, 2005 (Unaudited).

Class Y
Per share income and capital changes(a)
Fiscal period ended July 31,                                                2005(f)    2004           2003        2002      2001
Net asset value, beginning of period                                       $1.00      $1.00          $1.00       $1.00     $1.00
                                                                           -----      -----          -----       -----     -----
Income from investment operations:
Net investment income (loss)                                                 .01         --            .01         .02       .05
                                                                           -----      -----          -----       -----     -----
Less distributions:
Dividends from net investment income                                        (.01)        --           (.01)       (.02)     (.05)
                                                                           -----      -----          -----       -----     -----
Net asset value, end of period                                             $1.00      $1.00          $1.00       $1.00     $1.00
                                                                           -----      -----          -----       -----     -----
Ratios/supplemental data
Net assets, end of period (in millions)                                     $392       $209           $262        $203      $174
Ratio of expenses to average daily net assets(b)                            .65%(c)    .65%           .62%        .57%      .57%
Ratio of net investment income (loss) to average daily net assets          1.27%(c)    .47%           .82%       1.86%     5.18%
Total return(d)                                                             .62%(e)    .48%           .85%       1.95%     5.37%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Adjusted to an annual basis.

(d)  Total return does not reflect payment of a sales charge.

(e)  Not annualized.

(f)  Six months ended Jan. 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
20 -- AXP CASH MANAGEMENT FUND -- 2005 SEMIANNUAL REPORT

Fund Expenses Example

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2005.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
21 -- AXP CASH MANAGEMENT FUND -- 2005 SEMIANNUAL REPORT

                                                         Beginning          Ending          Expenses
                                                       account value     account value     paid during       Annualized
                                                       Aug. 1, 2004      Jan. 31, 2005    the period(a)     expense ratio
Class A
  Actual(b)                                               $1,000          $1,005.50           $3.96              0.78%
  Hypothetical (5% return before expenses)                $1,000          $1,021.39           $4.00              0.78%
Class B
  Actual(b)                                               $1,000          $1,002.30           $7.15              1.41%(c)
  Hypothetical (5% return before expenses)                $1,000          $1,018.20           $7.21              1.41%(c)
Class C
  Actual(b)                                               $1,000          $1,002.30           $7.15              1.41%(c)
  Hypothetical (5% return before expenses)                $1,000          $1,018.20           $7.21              1.41%(c)
Class I
  Actual(b)                                               $1,000          $1,007.50           $1.93              0.38%
  Hypothetical (5% return before expenses)                $1,000          $1,023.42           $1.95              0.38%
Class Y
  Actual(b)                                               $1,000          $1,006.20           $3.30              0.65%
  Hypothetical (5% return before expenses)                $1,000          $1,022.05           $3.33              0.65%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

(b) Based on the actual return for the six months ended Jan. 31, 2005: +0.55% for Class A, +0.23% for Class B, +0.23% for Class C, +0.75% for Class I and +0.62 for Class Y.

(c) From time to time, AEFC and its affiliates may limit the expenses of one or more classes for the purpose on increasing its yield. This expense limitation policy may be revised or terminated at any time without notice. For the six-month period ended Jan. 31, 2005, AEFC and its affiliates waived certain fees and expenses for Class B and Class C. If this fee waiver had not been in place for the entire six-month period ended Jan. 31, 2005, the actual expenses paid would have been: $7.76 for Class B and $7.26 for Class C; the hypothetical expenses paid would have been: $7.82 for Class B and $7.31 for Class C.

--------------------------------------------------------------------------------
22 -- AXP CASH MANAGEMENT FUND -- 2005 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling
(800) 862-7919; by looking at the website americanexpress.com/funds; or by searching the website of the Securities and Exchange Commission http://www.sec.gov. You may view the Fund's voting record for all portfolio companies whose shareholders meetings were completed the previous quarter on americanexpress.com/funds or obtain a copy by calling the Fund's administrator, Board Services Corporation, collect at (612) 330-9283. In addition, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at http://www.sec.gov.

--------------------------------------------------------------------------------
23 -- AXP CASH MANAGEMENT FUND -- 2005 SEMIANNUAL REPORT

(logo)
AMERICAN
 EXPRESS
(R)

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.   Submission of matters to a vote of security holders. Not applicable.

Item 11.   Controls and Procedures.

           (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

           (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  AXP Money Market Series, Inc.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 30, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 30, 2005


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          March 30, 2005